UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C.  20549

                              13F

                      FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	      Dworsky Alan Jacob, dba Mt. Auburn Management
Address:	Three Post Office Square
	      Suite 500
	      Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	August 8, 2007


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	10

Form 13F Information Table Value Total:	$126,654,000


List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
Allegheny Technologies         COM              01741R102    14264   136000 SH       SOLE                            136000
Cognizant Technology Solutions COM              192446102    14775   197000 SH       SOLE                            197000
Genentech                      COM              368710406     5296    70000 SH       SOLE                             70000
Google                         COM              38259P508    14270    27300 SH       SOLE                             27300
Nucor Corp                     COM              670346105    13226   225500 SH       SOLE                            225500
Peabody Energy                 COM              704549104    14030   290000 SH       SOLE                            290000
Potash Corp                    COM              73755L107    13879   178000 SH       SOLE                            178000
SAP                            COM              803054204    11108   217500 SH       SOLE                            217500
Schlumberger Ltd               COM              806857108    15629   184000 SH       SOLE                            184000
Sun Microsystems               COM              866810104    10178  1935000 SH       SOLE                           1935000